SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In January 2023, the Company issued a new $150.0 million sustainability-linked senior unsecured bond with maturity in 2027. The proceeds will be used for refinancing of existing debt facilities and working capital purposes.

In January 2023, the Company agreed to sell a 2009-built Suezmax tanker, Glorycrown, for gross sales proceeds of $43.5 million. The vessel was delivered to the new owner on March 9, 2023.

On February 15, 2023, the Board of Directors declared a dividend of $0.24 per share which will be paid in cash on or around March 30, 2023 to shareholders of record as of March 15, 2023.

In February 2023, SFL awarded 440,000 options to its employees, officers and directors pursuant to the Company’s incentive program. The options have a five-year term and a three-year vesting period and the first options will be exercisable from February 2024 onwards. The initial strike price was $10.34 per share.